MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Value Fund
INVESTMENT OBJECTIVE
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 123 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Premier Disciplined Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Premier Disciplined Value Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses	[1]	0.07%	0.16%	0.30%	0.30%	0.35%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.59%	0.68%	0.82%	1.07%	1.37%
Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[3]	0.54%	0.63%	0.77%	1.02%	1.32%
[1]	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Premier Disciplined Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	55	184	324	733
Class Y	64	213	374	842
Class L	79	257	450	1,009
Class A	673	891	1,127	1,801
Class N	234	429	745	1,642

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Disciplined Value Fund Class N	134	429	745	1,642

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Value Index ("Index") (as of January 31, 2012, $108 million to $396.43 billion). The Index is a market capitalization-weighted index of those stocks of the 1,000 largest US-domiciled companies that exhibit value-oriented characteristics. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund's subadviser, Babson Capital Management LLC ("Babson Capital"), employs quantitative analysis to identify stocks included within the Index that it believes have the potential to outperform the Index over time, using a proprietary quantitative model that ranks all stocks included in the Index based on factors such as a company's valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro-economic forecasting in constructing the Fund's portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Indexing Risk The Fund's performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund's cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class Y shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class Y Shares

Highest Quarter:	3Q '09,	17.77%	Lowest Quarter:	4Q '08,	-21.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - MassMutual Premier Disciplined Value Fund	One Year	Five Years	Ten Years	Inception Date
Class Y	0.52%	(3.25%)	3.73%
Class Y Return After Taxes on Distributions	0.23%	(3.72%)	3.00%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	0.70%	(2.79%)	3.04%
Class S	0.64%	(3.15%)	3.85%	Nov. 01, 2004
Class L	0.50%	(3.37%)	3.58%	Nov. 01, 2004
Class A	(5.67%)	(4.77%)	2.98%	Nov. 01, 2004
Class N	(1.12%)	(3.94%)	3.00%	Nov. 01, 2004
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%